NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details Textuals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Promissory Notes	$ 1,190,066		$ 1,190,066		$ 370,000	$ 370,000
Proceeds from notes payable			130,000	$ 340,000	340,000	$ 350,000
Loss on extinguishment of debt		$ (406,833)	(32,500)	(406,833)	(406,833)
Notes Payable, Current, Total	$ 119,066		119,066		314,018	$ 370,000
Amortization of Debt Discount (Premium)			539,206	$ 327,730
Beneficial conversion					325,855
Convertible Notes Payable [Member]
Fair value, warrants	68,400		$ 68,400
Debt issuance costs	$ 82,500
September 2014 Debenture [Member]
Promissory Notes					92,222
Proceeds from notes payable			$ 50,000		$ 50,000
Debt Instrument, Interest Rate, Effective Percentage	8.00%		8.00%		41.00%
Shares Issued, exchange of debt			230,000
Less: Debt discount, net of accretion					$ 42,000
Debt Instrument, Convertible, Conversion Price	$ 0.40		$ 0.40		$ .40
Beneficial conversion					$ 37,400
Jan NonConv 2015 Debenture [Member]
Promissory Notes	$ 110,000		$ 110,000
Proceeds from notes payable			$ 100,000
Debt Instrument, Interest Rate, Effective Percentage	8.00%		8.00%
Shares Issued, exchange of debt			100,000
Warrants To Purchase For Issuance Of Common Stock	500,000		500,000
Amortization of Debt Discount (Premium)			$ 109,999
Fair value, warrants	$ 99,999		99,999
Accretion of debt			45,800
3rdQ Convertible Debentures [Member]
Proceeds from notes payable			$ 1,325,000
Warrant issued			1,808,333
Restricted stock issued			2,350,000
3rdQ Convertible Debentures [Member] | Buyer 1 [Member]
Shares Issued, exchange of debt			750,000
Warrant issued			500,000
Restricted stock issued			500,000
3rdQ Convertible Debentures [Member] | Buyer 2 [Member]
Shares Issued, exchange of debt			150,000
Warrant issued			100,000
Restricted stock issued			600,000
3rdQ Convertible Debentures [Member] | Buyer 3 [Member]
Shares Issued, exchange of debt			187,000
Warrant issued			1,250,000
Restricted stock issued			150,000
August 2014 Debenture Amend [Member]
Promissory Notes	40,000		$ 40,000
Notes Payable, Current, Total	$ 73,200		$ 73,200